UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2017

Date of reporting period:  August 31, 2016

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 72.44%
Administrative and Support Services - 1.75%
MasterCard, Inc. - Class A	3,000	$289,890
Visa, Inc. - Class A	4,000	323,600
		613,490
Air Transportation - 0.26%
Delta Air Lines, Inc.	2,500	91,875

Apparel Manufacturing - 0.44%
VF Corp.	2,500	155,125

Beverage and Tobacco Product Manufacturing - 3.55%
Altria Group, Inc.	5,000	330,450
Coca-Cola Company	5,000	217,150
PepsiCo, Inc.	3,000	320,250
Philip Morris International, Inc.	2,500	249,825
Reynolds American, Inc.	2,500	123,925
		1,241,600
Broadcasting (except Internet) - 1.28%
Comcast Corp. - Class A	2,500	163,150
Walt Disney Co.	3,000	283,380
		446,530
Building Material and Garden Equipment and Supplies Dealers - 1.70%
Home Depot, Inc.	3,000	402,360
Lowe's Companies, Inc.	2,500	191,400
		593,760
Chemical Manufacturing - 9.80%
Abbott Laboratories	5,000	210,100
AbbVie, Inc.	5,000	320,500
Allergan PLC (a)(b)	1,000	234,540
Celgene Corp. (b)	1,000	106,740
Colgate-Palmolive Co.	2,500	185,850
Dow Chemical Co.	3,000	160,920
Ecolab, Inc.	1,000	123,050
EI du Pont de Nemours & Co.	3,000	208,800
Eli Lilly & Co.	4,000	311,000
Gilead Sciences, Inc.	5,000	391,900
Johnson & Johnson	4,000	477,360
Merck & Co., Inc.	5,000	313,950
Mylan NV (a)(b)	2,500	105,900
Pfizer, Inc.	8,000	278,400
		3,429,010
Clothing and Clothing Accessories Stores - 0.66%
TJX Companies, Inc.	3,000	232,320

Computer and Electronic Product Manufacturing - 6.09%
Apple, Inc.	10,000	1,061,000
Cisco Systems, Inc.	7,500	235,800
Intel Corp.	8,000	287,120
Medtronic PLC (a)	2,500	217,575
QUALCOMM, Inc.	2,500	157,675
Texas Instruments, Inc.	2,500	173,850
		2,133,020
Couriers and Messengers - 1.10%
FedEx Corp.	1,000	164,930

United Parcel Service, Inc. - Class B	2,000	218,440
		383,370
Credit Intermediation and Related Activities - 5.32%
Bank of America Corp.	10,000	161,400
Bank of New York Mellon Corp.	4,000	166,680
Capital One Financial Corp.	2,500	179,000
Citigroup, Inc.	5,000	238,700
JPMorgan Chase & Co.	5,000	337,500
PNC Financial Services Group, Inc.	3,000	270,300
Wells Fargo & Co.	10,000	508,000
		1,861,580
Electrical Equipment, Appliance, and Component Manufacturing - 0.89%
General Electric Co.	10,000	312,400

Food Manufacturing - 1.28%
Kraft Heinz Co.	2,500	223,725
Mondelez International, Inc. - Class A	5,000	225,100
		448,825
Food Services and Drinking Places - 1.05%
McDonald's Corp.	2,000	231,320
Yum! Brands, Inc.	1,500	136,065
		367,385
General Merchandise Stores - 0.69%
Costco Wholesale Corp.	1,500	243,135

Health and Personal Care Stores - 2.22%
CVS Health Corp.	3,000	280,200
Express Scripts Holdings Co. (b)	1,500	109,050
McKesson Corp.	1,000	184,620
Walgreens Boots Alliance, Inc.	2,500	201,775
		775,645
Insurance Carriers and Related Activities - 4.88%
Allstate Corp.	2,000	137,920
American International Group, Inc.	2,500	149,575
Berkshire Hathaway, Inc. - Class B (b)	5,000	752,450
Cigna Corp.	1,000	128,260
MetLife, Inc.	2,500	108,500
Prudential Financial, Inc.	2,000	158,760
UnitedHealth Group, Inc.	2,000	272,100
		1,707,565
Leather and Allied Product Manufacturing - 0.66%
NIKE, Inc. - Class B	4,000	230,560

Machinery Manufacturing - 1.67%
Caterpillar, Inc.	3,000	245,850
Deere & Co.	1,500	126,825
United Technologies Corp.	2,000	212,860
		585,535
Merchant Wholesalers, Nondurable Goods - 1.72%
Cardinal Health, Inc.	1,000	79,670
Procter & Gamble Co.	6,000	523,860
		603,530
Miscellaneous Manufacturing - 0.77%
3M Co.	1,500	268,860

Motion Picture and Sound Recording Industries - 1.14%
Netflix, Inc. (b)	2,500	243,625
Time Warner, Inc.	2,000	156,820
		400,445
Nonstore Retailers - 1.76%
Amazon.com, Inc. (b)	800	615,328

Oil and Gas Extraction - 0.83%
Anadarko Petroleum Corp.	2,500	133,675
Phillips 66	2,000	156,900
		290,575
Other Information Services - 5.19%
Alphabet, Inc. - Class A (b)	1,500	1,184,775
Facebook, Inc. - Class A (b)	5,000	630,600
		1,815,375
Paper Manufacturing - 0.55%
Kimberly-Clark Corp.	1,500	192,090

Petroleum and Coal Products Manufacturing - 2.42%
Chevron Corp.	3,000	301,740
Exxon Mobil Corp.	5,000	435,700
Valero Energy Corp.	2,000	110,700
		848,140
Professional, Scientific, and Technical Services - 2.12%
Amgen, Inc.	2,500	425,150
International Business Machines Corp.	2,000	317,760
		742,910
Publishing Industries (except Internet) - 2.88%
Microsoft Corp.	10,000	574,600
Oracle Corp.	7,500	309,150
Twenty-First Century Fox, Inc. - Class A	5,000	122,700
		1,006,450
Rail Transportation - 0.55%
Union Pacific Corp.	2,000	191,060

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.41%
Morgan Stanley	4,500	144,270

Support Activities for Mining - 0.24%
Schlumberger Ltd. (a)	1,074	84,846

Telecommunications - 1.33%
AT&T, Inc.	5,000	204,400
Verizon Communications, Inc.	5,000	261,650
		466,050
Transportation Equipment Manufacturing - 1.89%
Boeing Co.	2,500	323,625
Ford Motor Co.	5,000	63,000
General Motors Co.	5,000	159,600
Honeywell International, Inc.	1,000	116,710
		662,935
Utilities - 3.01%
American Electric Power Co., Inc.	2,000	129,140
Dominion Resources, Inc.	2,500	185,400
Duke Energy Corp.	3,000	238,980
Exelon Corp.	2,500	85,000
Kinder Morgan, Inc.	2,500	54,625
NextEra Energy, Inc.	1,500	181,410
PG&E Corp.	2,000	123,880
Spectra Energy Corp.	1,500	53,430
		1,051,865
Water Transportation - 0.34%
Carnival Corp. (a)	2,500	119,500
TOTAL COMMON STOCKS (Cost $21,923,559)		25,356,959

	Contracts
PURCHASED OPTIONS - 0.82%
Put Options - 0.82%
SPDR S&P 500 ETF Trust
Expiration: September 2016, Exercise Price: $214.00	4,500	220,500
Expiration: September 2016, Exercise Price: $215.00	1,000	66,000
Total Purchased Options (Cost $340,328)		286,500

Total Investments (Cost $22,263,887) - 73.26%		25,643,459
Other Assets in Excess of Liabilities - 26.74%		9,358,134
TOTAL NET ASSETS - 100.00%		$35,001,593

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Non-income producing security.

The accompanying notes are an integral part of these schedule of investments.

Schooner Hedged Alternative Income Fund
Schedule of Investments
August 31, 2016 (Unaudited)

	Contracts	Value
PURCHASED OPTIONS - 0.27%
Put Options - 0.27%
iShares Russell 2000 ETF
Expiration: September 2016, Exercise Price: $118.00 (a)	4,500	$9,000
Expiration: September 2016, Exercise Price: $119.00 (a)	2,000	6,000
Expiration: September 2016, Exercise Price: $119.50 (a)	8,500	416,500
SPDR S&P 500 ETF Trust
Expiration: September 2016, Exercise Price: $210.00 (a)	4,000	72,000
Total Purchased Options (Cost $890,978)		503,500

Total Investments (Cost $890,978) - 0.27%		503,500
Other Assets in Excess of Liabilities - 99.73%		188,500,057
TOTAL NET ASSETS - 100.00%		$189,003,557

Percentages are stated as a percent of net assets.

(a)	Non-income producing secuity.

The accompanying notes are an integral part of these schedule of investments.

Schooner Hedged Alternative Income Fund
Schedule of Options Written
August 31, 2016 (Unaudited)

	Contracts	Value
Put Options
Acadia Healthcare Co., Inc.
Expiration: September, 2016, Exercise Price: $45.00	(125)	$(3,750)
Expiration: October, 2016, Exercise Price: $45.00	(200)	(19,000)
ACADIA Pharmaceuticals, Inc.
Expiration: December, 2016, Exercise Price: $24.00	(667)	(73,370)
AerCap Holdings NV
Expiration: January, 2017, Exercise Price: $32.50	(500)	(51,250)
Akamai Technologies, Inc.
Expiration: November, 2016, Exercise Price: $42.50	(361)	(14,801)
Akorn, Inc.
Expiration: January, 2017, Exercise Price: $25.00	(581)	(127,820)
Alkermes PLC
Expiration: November, 2016, Exercise Price: $40.00	(362)	(72,400)
Alnylam Pharmaceuticals, Inc.
Expiration: December, 2016, Exercise Price: $55.00	(318)	(87,450)
American Airlines Group, Inc.
Expiration: November, 2016, Exercise Price: $28.00	(520)	(22,880)
Anadarko Petroleum Corp.
Expiration: January, 2017, Exercise Price: $42.50	(333)	(51,282)
Antero Resources Corp.
Expiration: December, 2016, Exercise Price: $22.50	(716)	(64,440)
athenahealth, Inc.
Expiration: December, 2016, Exercise Price: $105.00	(135)	(44,550)
Avis Budget Group, Inc.
Expiration: November, 2016, Exercise Price: $31.00	(470)	(51,700)
BioMarin Pharmaceutical, Inc.
Expiration: October, 2016, Exercise Price: $80.00	(200)	(26,000)
Blue Buffalo Pet Products, Inc.
Expiration: December, 2016, Exercise Price: $20.00	(750)	(11,250)
Brookdale Senior Living, Inc.
Expiration: January, 2017, Exercise Price: $15.00	(950)	(73,625)
CF Industries Holdings, Inc.
Expiration: January, 2017, Exercise Price: $17.50	(850)	(32,300)
Chesapeake Energy Corp.
Expiration: November, 2016, Exercise Price: $5.00	(500)	(17,500)
CONSOL Energy, Inc.
Expiration: January, 2017, Exercise Price: $14.00	(1,010)	(81,810)
Credit Suisse Group AG
Expiration: December, 2016, Exercise Price: $10.00	(1,291)	(12,910)
Cypress Semiconductor Corp.
Expiration: January, 2017, Exercise Price: $9.00	(95)	(2,850)
Delta Air Lines, Inc.
Expiration: December, 2016, Exercise Price: $32.00	(462)	(47,586)
DISH Network Corp.
Expiration: December, 2016, Exercise Price: $42.50	(330)	(39,600)
Endo International PLC
Expiration: January, 2017, Exercise Price: $17.50	(1,154)	(144,250)
First Solar, Inc.
Expiration: January, 2017, Exercise Price: $32.50	(450)	(85,500)
FITBIT, Inc.
Expiration: January, 2017, Exercise Price: $12.00	(1,201)	(85,271)
Freeport-McMoRan, Inc.
Expiration: January, 2017, Exercise Price: $9.00	(1,600)	(140,800)
Gamestop Corp.
Expiration: January, 2017, Exercise Price: $24.00	(600)	(66,600)

GoDaddy, Inc.
Expiration: November, 2016, Exercise Price: $25.00	(608)	(9,120)
Gulfport Energy Corp.
Expiration: January, 2017, Exercise Price: $22.50	(600)	(34,500)
Hain Celestial Group, Inc.
Expiration: November, 2016, Exercise Price: $32.00	(500)	(55,000)
Harley-Davidson, Inc.
Expiration: November, 2016, Exercise Price: $42.50	(422)	(25,953)
Helmerich & Payne, Inc.
Expiration: December, 2016, Exercise Price: $50.00	(290)	(40,600)
Herbalife Ltd.
Expiration: November, 2016, Exercise Price: $45.00	(325)	(38,675)
Hertz Global Holdings, Inc.
Expiration: October, 2016, Exercise Price: $40.00	(361)	(13,357)
Hess Corp.
Expiration: November, 2016, Exercise Price: $47.50	(302)	(43,941)
HollyFrontier Corp.
Expiration: December, 2016, Exercise Price: $20.00	(408)	(18,360)
Expiration: December, 2016, Exercise Price: $22.00	(300)	(27,000)
Incyte Corp.
Expiration: December, 2016, Exercise Price: $67.50	(216)	(61,020)
Intrexon Corp.
Expiration: January, 2017, Exercise Price: $20.00	(994)	(210,728)
Ionis Pharmaceuticals, Inc.
Expiration: January, 2017, Exercise Price: $25.00	(576)	(144,000)
J.C. Penney Co., Inc.
Expiration: January, 2017, Exercise Price: $8.00	(1,600)	(76,800)
Juno Therapeutics, Inc.
Expiration: January, 2017, Exercise Price: $22.50	(737)	(106,865)
Mallinckrodt PLC
Expiration: January, 2017, Exercise Price: $50.00	(300)	(38,250)
Marathon Oil Corp.
Expiration: January, 2017, Exercise Price: $11.00	(780)	(37,050)
Expiration: January, 2017, Exercise Price: $12.00	(501)	(35,070)
Match Group, Inc.
Expiration: December, 2016, Exercise Price: $12.50	(1,206)	(48,240)
Melco Crown Entertainment Ltd.
Expiration: January, 2017, Exercise Price: $10.00	(1,453)	(43,590)
Mobileye NV
Expiration: December, 2016, Exercise Price: $41.00	(380)	(66,500)
Mosaic Co.
Expiration: December, 2016, Exercise Price: $23.00	(660)	(33,660)
Murphy Oil Corp.
Expiration: January, 2017, Exercise Price: $22.50	(660)	(95,040)
Netflix, Inc.
Expiration: December, 2016, Exercise Price: $80.00	(200)	(37,600)
Neurocrine Biosciences, Inc.
Expiration: November, 2016, Exercise Price: $35.00	(450)	(18,000)
NRG Energy, Inc.
Expiration: January, 2017, Exercise Price: $11.00	(1,406)	(119,510)
Office Depot, Inc.
Expiration: January, 2017, Exercise Price: $3.00	(4,701)	(75,216)
OneMain Holdings, Inc.
Expiration: January, 2017, Exercise Price: $24.00	(600)	(54,000)
Palo Alto Networks, Inc.
Expiration: December, 2016, Exercise Price: $105.00	(150)	(30,000)
Pandora Media, Inc.
Expiration: January, 2017, Exercise Price: $10.00	(1,501)	(54,036)
Perrigo Co PLC
Expiration: November, 2016, Exercise Price: $75.00	(249)	(24,277)

Plains GP Holdings LP
Expiration: November, 2016, Exercise Price: $8.00	(1,105)	(11,050)
Qorvo, Inc.
Expiration: November, 2016, Exercise Price: $45.00	(350)	(26,250)
Range Resources Corp.
Expiration: December, 2016, Exercise Price: $34.00	(420)	(77,700)
Rite Aid Corp.
Expiration: January, 2017, Exercise Price: $6.00	(2,401)	(96,040)
Santander Consumer USA Holdings, Inc.
Expiration: October, 2016, Exercise Price: $8.00	(999)	(7,493)
Expiration: January, 2017, Exercise Price: $9.00	(259)	(9,065)
Seagate Technology PLC
Expiration: December, 2016, Exercise Price: $25.00	(575)	(27,025)
ServiceNow, Inc.
Expiration: November, 2016, Exercise Price: $55.00	(22)	(2,640)
Expiration: November, 2016, Exercise Price: $60.00	(250)	(34,375)
Signet Jewelers Ltd.
Expiration: January, 2017, Exercise Price: $65.00	(260)	(59,800)
Skechers U.S.A., Inc.
Expiration: January, 2017, Exercise Price: $20.00	(700)	(49,000)
SolarCity Corp.
Expiration: January, 2017, Exercise Price: $18.00	(1,100)	(192,500)
Southwestern Energy Co.
Expiration: December, 2016, Exercise Price: $10.00	(1,552)	(62,080)
Splunk, Inc.
Expiration: January, 2017, Exercise Price: $47.50	(300)	(30,750)
Square, Inc.
Expiration: December, 2016, Exercise Price: $8.00	(1,790)	(17,900)
SunPower Corp.
Expiration: January, 2017, Exercise Price: $8.00	(1,750)	(119,000)
Tableau Software, Inc.
Expiration: January, 2017, Exercise Price: $40.00	(200)	(16,000)
Expiration: January, 2017, Exercise Price: $45.00	(150)	(28,500)
Targa Resources Corp.
Expiration: January, 2017, Exercise Price: $29.00	(500)	(30,000)
Tesla Motors, Inc.
Expiration: January, 2017, Exercise Price: $160.00	(102)	(54,060)
Transocean Ltd.
Expiration: January, 2017, Exercise Price: $8.00	(1,750)	(127,750)
Twilio, Inc.
Expiration: January, 2017, Exercise Price: $35.00	(401)	(124,310)
Twitter, Inc.
Expiration: December, 2016, Exercise Price: $14.00	(1,101)	(38,535)
United Continental Holdings, Inc.
Expiration: December, 2016, Exercise Price: $39.00	(178)	(12,282)
United Rentals, Inc.
Expiration: December, 2016, Exercise Price: $57.50	(282)	(21,150)
United States Steel Corp.
Expiration: January, 2017, Exercise Price: $15.00	(1,021)	(110,268)
Valeant Pharmaceuticals International, Inc.
Expiration: January, 2017, Exercise Price: $17.50	(1,100)	(135,300)
VanEck Vectors Gold Miners ETF
Expiration: January, 2017, Exercise Price: $22.00	(950)	(109,250)
Viacom, Inc.
Expiration: December, 2016, Exercise Price: $35.00	(401)	(48,120)
Wayfair, Inc.
Expiration: November, 2016, Exercise Price: $30.00	(250)	(25,000)
Expiration: December, 2016, Exercise Price: $30.00	(197)	(27,088)
Expiration: January, 2017, Exercise Price: $30.00	(250)	(41,875)
Weatherford International PLC
Expiration: November, 2016, Exercise Price: $4.00	(2,302)	(16,114)

Western Digital Corp.
Expiration: January, 2017, Exercise Price: $35.00	(410)	(45,510)
Wynn Resorts Ltd.
Expiration: December, 2016, Exercise Price: $82.50	(200)	(101,000)
XPO Logistics, Inc.
Expiration: November, 2016, Exercise Price: $30.00	(485)	(58,200)
Zillow Group, Inc.
Expiration: November, 2016, Exercise Price: $30.00	(487)	(65,745)
Total Options Written (Premiums received $7,908,929)		$(5,327,228)

The accompanying notes are an integral part of these schedule of investments.

The cost basis of investments for federal income tax purposes at August 31, 2016
was as follows*:	Schooner Fund	Schooner Hedged Alternative Income Fund

Cost of investments	$22,263,887	$890,978
Gross unrealized appreciation - Investments	4,154,771	4,819
Gross unrealized appreciation - Written options	-	2,953,666
Gross unrealized depreciation - Investments	(775,199)	(392,297)
Gross unrealized depreciation - Written Options	-	(371,965)
Net unrealized appreciation	$3,379,572	$2,194,223

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed including common stock and convertible preferred stocks, on the NASDAQ Stock Market, Inc. that are primarily traded on the NASDAQ
Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such day, the security is valued at (i) the mean between the bid and asked prices on such day, or (ii) the latest sale price on the Composite Market. "Composite Market" means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the counter markets as published by the pricing service. OTC securities that are not traded on NASDAQ shall be valued at the last sale price at the close of the OTC market. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of
Trustees. These fair value procedures Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair
Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of the prices obtained through their application by the Trust's valuation committee.

Debt securities (including short-term instruments having a maturity of 60 days or less) are valued at the mean in accordance with prices supplied by an approved between the closing bid and ask prices by an approved pricing service (“Pricing Service”). Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades forth option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the
OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer.

Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund’s investments carried at fair value:

Schooner Fund
	Level 1	Level 2	Level 3	Total
Assets[1]
Common Stocks	$25,356,959	$-	$-	$25,356,959
Purchased Options	286,500	-	-	286,500
Total Assets	$25,643,459	$-	$-	$25,643,459

Schooner Hedged Alternative Income Fund
	Level 1	Level 2	Level 3	Total
Assets:[1]
Purchased Options	$503,500	$-	$-	$503,500
Total Assets	$503,500	$-	$-	$503,500

Liabilities:
Written Options	$(4,121,130)	$(1,206,098)	$-	$(5,327,228)
Total Liabilities	$(4,121,130)	$(1,206,098)	$-	$(5,327,228)

[1] See the Schedule of Investments for industry classifications.

The Funds did not invest in any Level 3 investments during the period ended August 31, 2016. During the period ended August 31, 2016, there were no transfers between levels for the Funds. It is the Funds' policy to record transfers between levels as of the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The Fund invested in derivative instruments such as purchased and written options during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2016 was as follows:

Schooner Fund

Derivatives not accounted for as hedging instruments	Asset Derivative	Value	Liability Derivative	Value
Equity Contracts - Options	Investments, at value	$286,500	Options written, at value	$-
Total		$286,500		$-

The effect of derivative instruments on income for the period June 1, 2016 through August 31, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(4,685,035)	$121,658	$(4,563,377)
Total		$(4,685,035)	$121,658	$(4,563,377)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$132,883	$-	$132,883
Total		$132,883	$-	$132,883

Schooner Hedged Alternative Income Fund

Derivatives not accounted	Asset		Liability
for as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$503,500	Options written, at value	$(5,327,228)
Total		$503,500		$(5,327,228)

The effect of derivative instruments on income for the period June 1, 2016 through August 31, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(2,374,421)	$6,398,653	$4,024,232
Total		$(2,374,421)	$6,398,653	$4,024,232

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(109,080)	$(1,917,475)	$(2,026,555)
Total		$(109,080)	$(1,917,475)	$(2,026,555)

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel,  President

Date  October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  October 24, 2016

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  October 24, 2016

* Print the name and title of each signing officer under his or her signature.